UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03287

                    New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

150 Broadhollow Road, Suite PH2

                                 Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite PH2

                             Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:   631-423-7373

Date of fiscal year end:  December 31

Date of reporting period:   July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form
N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

New Alternatives Fund, Inc.

150 Broadhollow Road Suite PH 02

Melville, New York 11747

1-800-423-8383 or 631-423-7373

Fund’s Investment Company Act file number:	811 - 3278
Fund’s name as specified on its charter:	New Alternatives Fund, Inc.
Date of fiscal year end:	December 31
Date of reporting period:	07/01/12 – 06/30/13

Name of Security:         TrustPower Ltd.

Ticker:	TPW.NZ	Cusip or Sedol Number:	Q9239W105
		Meeting Type:	Annual
Rec. Date:	06/22/12	Meeting Date:	08/03/12

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	To authorize the Directors to fix the fees and
expenses of PricewaterhouseCoopers as
	auditors of the Company for the ensuing year	For	For	Issuer
2.	To re-elect Dr. B J Harker as a Director
	of the Company	For	For	Issuer
3.	To re-elect Mr. IS Knowles as a Director
	of the Company	For	For	Issuer
4.	That the Constitution of the Company be amended
by the addition of a new Part X1A relating to
	electronic communications	For	For	Issuer

Name of Security:         Abengoa SA, Sevilla

Ticker:	ABG.MC	Cusip or Sedol Number:	E0002V179
		Meeting Type:	ExtraOrdinary General
Rec. Date:	09/24/12	Meeting Date:	09/30/12

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1	Delegating on the Board of Directors of the
Company for the term of 5 years, the authority
to issue bonds or other securities or warrants
convertible into Class B shares for up to One
	Billion Euros	For	For	Issuer
2	Listing of all Class A and B shares and the
convertible bonds issued or to be issued by
	the Company.	For	For	Issuer
3.1	Amendment of section 21 of the By-laws	For	For	Issuer
3.2	Amendment of section 23 of the By-laws	For	For	Issuer
3.3	Amendment of section 24 of the By-laws	For	For	Issuer
3.4	Amendment of section 28 of the By-laws	For	For	Issuer
3.5	Amendment of section 31 of the By-laws	For	For	Issuer
3.6	Amendment of section 33 of the By-laws	For	For	Issuer
4	Amendment of section 8 of the By-laws	For	For	Issuer
5	Increasing paid-up share capital by
	issuing of Class B shares	For	For	Issuer
6.1	Establishing a right to voluntary convert
Class A shares into Class B shares for which
purpose the following proposal shall be
voted: Adding a new subparagraph 3 to first
	paragraph of section 8, “Class A Shares”	For	For	Issuer
6.2	Establishing a right to voluntary convert
Class A shares into Class B shares for which
purpose the following proposal shall be
voted: Decreasing the share capital by
reducing par value of a number of Class A shares
	by 0.99 Euros per share	For	For	Issuer
7.1	Amendment of section 2 of Operational Regulation
	for the General Shareholders’ Meeting	For	For	Issuer
7.2	Amendment of section 4 of Operational Regulation
	for the General Shareholders’ Meeting	For	For	Issuer
7.3	Amendment of section 5 of Operational Regulation
	for the General Shareholders’ Meeting	For	For	Issuer
7.4	Amendment of section 9 of Operational Regulation
	for the General Shareholders’ Meeting	For	For	Issuer
7.5	Amendment of section 12 of Operational Regulation
	for the General Shareholders’ Meeting	For	For	Issuer

7.6	Amendment of section 14 of Operational Regulation
	for the General Shareholders’ Meeting	For	For	Issuer
8	Delegation of powers to the Board of Directors to
interpret, amend, execute, formalize and
	register the resolutions adopted	For	For	Issuer

9	Approving the Minutes	For	For	Issuer

Name of Security:   Johnson Controls, Inc.

Ticker:	JCI	Cusip or Sedol Number:	478366107
		Meeting Type:	Annual
Rec. Date:	11/15/12	Meeting Date:	01/23/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees
	David P. Abney	For	For	Board of Directors
	Julie L. Bushman	For	For	Board of Directors
	Eugenio Clariond	For	For	Board of Directors
	Jeffrey A. Joerres	For	For	Board of Directors
2.	Ratify appointment of PriceWaterhouseCoopers
	as independent auditors for 2013	For	For	Board of Directors
3.	Approve the proposed restatement of the restated
	Articles of Incorporation	For	Abstain	Board of Directors
4.	Approve the Johnson Controls 2012 omnibus
	incentive plan	For	Against	Board of Directors
5.	Approve on an advisory basis named
	executive officer compensation	For	For	Board of Directors
6.	Consider a shareholder proposal for an
	independent Chair of Board of Directors	Against	For	Shareholder
7.	Consider a shareholder proposal to permit
	shareholder action by written consent	Against	For	Shareholder

Name of Security:       New Jersey Resources Corporation

Ticker:	NJR	Cusip or Sedol Number:	646025106
		Meeting Type:	Annual
Rec. Date:	11/27/12	Meeting Date:	01/23/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees:
	Lawrence R. Codey	For	For	Board of Directors
	Laurence M. Downes	For	For	Board of Directors
	Robert B. Evans	For	For	Board of Directors
	Alfred C. Koeppe	For	For	Board of Directors
	Sharon C. Taylor	For	For	Board of Directors
2.	To approve a non-binding advisory resolution
approving the compensation of our named
	executive officers.	For	For	Board of Directors
3.	To ratify appointment of Deloitte & Touche LLP
as independent registered accounting firm for the
	fiscal year ending September 30, 2013.	For	For	Audit Committee of
Board of Directors
4.	To re-approve the material terms of performance
goals under the New Jersey Resources Corporation
	2007 stock award and incentive plan.	For	For	Board of Directors

Name of Security:       Atmos Energy Corporation

Ticker:	ATO	Cusip or Sedol Number:	049560105
		Meeting Type:	Annual
Rec. Date:	12/17/12	Meeting Date:	02/13/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1A.	Election of Director: Robert W. Best	For	For	Board of Directors
1B.	Election of Director: Kim R. Cocklin	For	For	Board of Directors
1C.	Election of Director: Richard W. Douglas	For	For	Board of Directors
1D.	Election of Director: Ruben E. Esquivel	For	For	Board of Directors
1E.	Election of Director: Richard K. Gordon	For	For	Board of Directors
1F.	Election of Director: Robert C. Grable	For	For	Board of Directors
1G.	Election of Director: Thomas C. Meredith	For	For	Board of Directors
1H.	Election of Director: Nancy K. Quinn	For	For	Board of Directors
1I.	Election of Director: Richard A. Sampson	For	For	Board of Directors
1J.	Election of Director: Stephen R. Springer	For	For	Board of Directors
1K.	Election of Director: Richard Ware II	For	For	Board of Directors
2.	Proposal to amend the company’s annual
	incentive plan for management.	For	Abstain	Board of Directors
3.	Ratify appointment of Ernst & Young LLP
as the independent public accounting firm for
	fiscal 2013.	For	For	Audit Committee of
Board of Directors
4.	Advisory vote by shareholders
to approve the compensation of the Company’s
	named executive officers for fiscal 2012.	For	For	HR Committee &
Board of Directors

Name of Security:   WGL Holdings, Inc.

Ticker:	WGL	Cusip or Sedol Number:	92924F106
		Meeting Type:	Annual
Rec. Date:	01/07/13	Meeting Date:	03/07/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees Election	For	For All	Governance
			Nominees	Committee of
Board of Directors
2.	Proposal to approve, by non-binding vote,
compensation paid to certain executive
	officers.	For	For	Board of Directors
3.	Proposal to ratify the appointment of
Deloitte & Touche LLP as independent public
	accountants for fiscal year 2013.	For	For	Audit Committee of
Board of Directors

Name of Security: Vestas Wind Systems A/S

Ticker:	VWS.CO	Cusip or Sedol Number:	K9773J128
		Meeting Type:	Annual General Meeting
Rec. Date:	03/14/13	Meeting Date:	03/21/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	The Board of Directors report	None	None	Board of Directors
2.	Presentation and adoption of the annual report	For	For	Board of Directors
3.	Resolution for the allocation of the
	result of the year	For	For	Board of Directors
4.1	The Board of Directors proposes that eight
members are elected to the
	Board of Directors	For	For	Board of Directors
4.2.a	Re-election of Bert Nordberg as Board member	For	For	Board of Directors
4.2.b	Re-election of Carsten Bjerg as Board member	For	For	Board of Directors
4.2.c	Re-election of Eija Pitkanen as Board member	For	For	Board of Directors
4.2.d	Election of Henrik Andersen as Board member	For	For	Board of Directors
4.2.e	Election of Henry Stenson as Board member	For	For	Board of Directors
4.2.f	Re-election of Jorgen Huno Rasmussen
	as Board member	For	For	Board of Directors
4.2.g	Re-election of Jorn Ankaer Thomsen
	as Board member	For	For	Board of Directors
4.2.h	Re-election of Lars Josefsson as Board member	For	For	Board of Directors
4.2.i	Election of Linvig Thyge Martin Pedersen
	as member to Board of Directors	Against	For	Shareholder
5. 1	Approval of final remuneration of the
	Board of Directors for 2012	For	For	Board of Directors
5. 2.a	Approval of level of remuneration of the
	Board of Directors for 2013	For	For	Board of Directors
5. 2.b	Approval of level of remuneration of the
	Board of Directors for 2013	Against	Abstain	Shareholder
6.	Re-appointment of PricewaterhouseCoopers
Statsautoriseret Revisionspartnerselskab as
	the Company’s auditor	For	For	Board of Directors
7.1	Amendment to the article of association Article 3
	(authorization to increase the share capital)	For	For	Board of Directors
7.2	Amendment to the article of association Article 10(1)
	(authority to bind the company)	For	For	Board of Directors
7.3	Adoption of the remuneration policy for Board of
	Directors and Executive Management	For	For	Board of Directors
7.4	Adoption of the general guidelines for incentive
pay of Board of Directors and Executive
	Management	For	For	Board of Directors
7.5	Authorization to acquire treasury shares	For	For	Board of Directors

7.6	Proposal that a scrutiny is carried out by an
	independent scrutinizer	Against	For	Shareholder
7.7.a	It is recommended that the Board of Directors
places a responsibility for the company’s
	negative development	Against	For	Shareholder
7.7.b	It is recommended that the Board of Directors
negotiates a 50 per cent reduction of salary and
	benefits for the company’s CEO Ditlev Engel	Against	Abstain	Shareholder
7.7.c	It is recommended that the Board of Directors
negotiates a 15 per cent reduction of salaries and
	benefits to all other employees in the Vestas Group	Against	Against	Shareholder

Name of Security:      FuelCell Energy, Inc.

Ticker:	FCEL	Cusip or Sedol Number:	35952H106
		Meeting Type:	Annual
Rec. Date:	02/20/13	Meeting Date:	03/28/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees:
	Arthur A. Bottone	For	For	Nominating & Corporate
Governance Committee
	Richard A. Bromley	For	For	Nominating & Corporate
Governance Committee
	J. H. England	For	For	Nominating & Corporate
Governance Committee
	James D. Gerson	For	For	Nominating & Corporate
Governance Committee
	William A. Lawson	For	For	Nominating & Corporate
Governance Committee
	John A. Rolls	For	For	Nominating & Corporate
Governance Committee
	Togo Dennis West, Jr.	For	For	Nominating & Corporate
Governance Committee

2.	To ratify the selection of the independent registered public accounting firm for fiscal 2013.	For	For	Audit & Finance
Committee

Name of Security:  Abengoa SA

Ticker:	ABG.MC	Cusip or Sedol Number:	E0002V179
		Meeting Type:	Ordinary General Meeting
Rec. Date:	04/01/13	Meeting Date:	04/06/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.1	Approval of 2012 annual financial
	statements of Abengoa	For	For	Board of Directors
1.2	Approval of consolidated annual financial
	statements of the group	For	For	Board of Directors
1.3	Approval of management
	undertaken in 2012	For	Abstain	Board of Directors
2.1	Approval of 2012 results distribution	For	For	Board of Directors
2.2	Empowerment to file the AFS and directors
	report with companies registry	For	For	Board of Directors
3.1	Re-election as director: Mr Jose Luis Aya Abaurre	For	For	Board of Directors
3.2	Re-election as director: Mr Jose Joaquin Abaurre	For	For	Board of Directors
3.3	Re-election as director: Mr Francisco Javier
	Benjumea Liorente	For	For	Board of Directors
3.4	Re-election as director: Mr Felipe
	Benjumea Liorente	For	For	Board of Directors
3.5	Re-election as independent director:
	Jose Borrel Fontelies	For	For	Board of Directors
4.	Report on directors remuneration policy	For	For	Board of Directors
5.1	Delegations of powers to the board to
	increase capital	For	For	Board of Directors
5.2	Request listing for trading of any shares
	which may be issued	For	For	Board of Directors
6.	Delegation of powers to the board to issue
debentures or other similar fixed or variable
	income secs	For	For	Board of Directors
7.	Delegation of powers on the board for
	derivative acquisition of treasury stock	For	For	Board of Directors
8.	Delegation of powers on the board for the
interpretation, rectification, execution, formalization
	and registration of the resolutions passed	For	For	Board of Directors
9.	Approval of the minutes	For	For	Board of Directors

Name of Security:  Abengoa SA

Ticker:	ABG-P.MC	Cusip or Sedol Number:	E0002V203
		Meeting Type:	Ordinary General Meeting
Rec. Date:	04/01/13	Meeting Date:	04/06/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.1	The Annual Financial Statements and the
Directors’ Report of Abengoa SA for the
	fiscal year 2012	For	For	Board of Directors
1.2	The Annual Financial Statements of the
Consolidated Group and the Consolidated
	Directors’ Report for the 2012 fiscal year	For	For	Board of Directors
1.3	The management undertaken by the Board of
Directors during the fiscal year in question and
	the remuneration of its members	For	None	Board of Directors
2.1	Approve the following distribution of results from
the 2012 fiscal year, the dividend of 0.072 Euros
	gross per share being distributed	For	For	Board of Directors
2.2	Empower Mr. Liorente, Mr. Terceiro, Mr. Ortega,
and the Secretary of the Board, Mr. Mazario, in
order that any of them might file the Annual
	Financial Statements and Directors Report	For	For	Board of Directors
3.1	To resolve re-election of Mr. Jose Luis Aya Abaurre	For	For	Appointments Cmte
3.2	To resolve re-election of Mr. Jose Josquin Abaurre	For	For	Appointments Cmte
3.3	To resolve re-election of Mr. Francisco Liorente	For	For	Appointments Cmte
3.4	To resolve re-election of Mr. Felipe Liorente	For	For	Appointments Cmte
3.5	To resolve re-election of Mr. Jose Fontelies	For	For	Appointments Cmte
4.	Special report on Company Director Remuneration
	Policy for presentation before general meeting	For	For	Board of Directors
5.1	Delegation of powers to the Board to increase
the capital stock up to fifty percent of the
	capital stock at time of this authorization	For	For	Board of Directors
5.2	To request listing for trading which may be issued
in accordance with this resolution on national or
	Foreign Securities Markets	For	For	Board of Directors
6.	Delegation of powers to the board to issue
debentures or other similar fixed or variable
	income securities	For	For	Board of Directors
7.	Delegation of powers on the board for
	derivative acquisition of treasury stock	For	For	Board of Directors
8.	Delegation of powers on the board for the
interpretation, rectification, execution, formalization
	and registration of the resolutions passed	For	For	Board of Directors
9.	Approval of the minutes	For	For	Board of Directors

Name of Security:      ITC Holdings Corp.

Ticker:	ITC	Cusip or Sedol Number:	465685105
		Meeting Type:	Special
Rec. Date:	02/26/13	Meeting Date:	04/16/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	To approve the merger agreement	For	For	Board of Directors

2.	To amend articles of incorporation to
increase number of shares of common
	stock from 100,000,000 to 300,000,000	For	For	Board of Directors

3.	To approve the issuance of ITC Holdings Corp.
	common stock pursuant to merger agreement	For	For	Board of Directors

4.	To approve certain compensation arrangements
for ITC Holdings Corp.’s named executive
	officers in connection with the merger	For	For	Board of Directors

5.	To adjourn the special meeting if necessary or
appropriate to permit further solicitation of
proxies if there are not sufficient votes to
	approve proposals 1, 2 and 3	For	For	Board of Directors

Name of Security:  Gamesa Corporation Tecnologica SA

Ticker:	GAM.MC	Cusip or Sedol Number:	E54667113
		Meeting Type:	Ordinary General
Rec. Date:	04/11/13	Meeting Date:	04/18/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Examination and approval of annual
accounts of Gamesa and with its
dependent companies for the fiscal
	year ended on December 31, 2012	For	For	Board of Directors
2.	Examination and approval of management
report of Gamesa and with its dependent
companies for the fiscal year
	ended on December 31, 2012	For	For	Board of Directors
3.	Examination and approval of the management
and actions of the Board of Directors during the
	fiscal year ended December 31, 2012	For	Abstain	Board of Directors
4.	Examination and approval of the proposal for
allocation of profit/losses of Gamesa for fiscal
	year ended December 31, 2012	For	For	Board of Directors
5.1	Ratification of re-election of Board member
Mr. Jose Maria Aldecoa Sagastasoloa
	as external independent Director	For	For	Board of Directors
5.2	Ratification of re-election of Board member
Mr. Ramon Castresana Sanchez
	as external independent Director	For	For	Board of Directors
5.3	Ratification of re-election of Board member
Mr. Manuel Moreu Munaiz
	as external independent Director	For	For	Board of Directors
5.4	Ratification of re-election of Board member
Mr. Juan Luis Arregui Ciarsolo
	as external independent Director	For	For	Board of Directors
5.5	Ratification of re-election of Board member
Mr. Carlos Rodriquez-Quiroga Menendez
	as executive Director	For	For	Board of Directors
5.6	Ratification of re-election of Board member
Mr. Jose Maria Vazquez Egusquiza
	as external independent Director	For	For	Board of Directors
5.7	Ratification of re-election of Board member
Mr. Luis Lada Diaz
	as external independent Director	For	For	Board of Directors
5.8	Ratification of re-election of Board member
Mr. Jose Maria Aracama Yoldi
	as external independent Director	For	For	Board of Directors

6.	Examination and approval of a
	Long Term Incentive Program	For	Abstain	Board of Directors
7.1	Amendment of bylaws article 16	For	For	Board of Directors
7.2	Amendment of bylaws article 18	For	For	Board of Directors
7.3	Amendment of bylaws article 19	For	For	Board of Directors
7.4	Amendment of bylaws article 29	For	For	Board of Directors
7.5	Amendment of bylaws article 35	For	For	Board of Directors
7.6	Amendment of bylaws article 44	For	Abstain	Board of Directors
7.7	Amendment of bylaws article 46	For	Abstain	Board of Directors
7.8	Amendment of bylaws: approval of
consolidated text of bylaws including
	aforementioned amendments	For	For	Board of Directors
8.1	Amendment to Shareholders’ General
	Meeting Regulations: Amendment of article 7	For	For	Board of Directors
8.2	Amendment to Shareholders’ General
	Meeting Regulations: Amendment of article 8	For	For	Board of Directors
8.3	Amendment to Shareholders’ General
	Meeting Regulations: Amendment of article 9	For	For	Board of Directors
8.4	Amendment to Shareholders’ General
	Meeting Regulations: Amendment of article 12	For	For	Board of Directors
8.5	Amendment to Shareholders’ General
	Meeting Regulations: Amendment of article 27	For	For	Board of Directors
8.6	Amendment to Shareholders’ General
	Meeting Regulations: Amendment of article 30	For	For	Board of Directors
8.7	Amendment to Shareholders’ General
Meeting Regulations: approval of
consolidated text of regulations including
	aforementioned amendments	For	For	Board of Directors
9.	Fixation of limit to annual remuneration to be
received by the total of members of Board according
	to new article 46.2 of the by-laws	For	Abstain	Board of Directors
10.	Delegation of powers to formalize and execute
all resolutions adopted by the Shareholders’
	General Meeting	For	Abstain	Board of Directors
11.	Approval of the 2012 Annual Report about the
	remuneration of the Board of Directors	For	For	Board of Directors

Name of Security:  Owens Corning

Ticker:	OC	Cusip or Sedol Number:	690742101
		Meeting Type:	Annual
Rec. Date:	02/26/13	Meeting Date:	04/18/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director
Nominees:
	Ralph F. Hake	For	For	Board of Directors
	J. Brian Ferguson	For	For	Board of Directors
	F. Philip Handy	For	For	Board of Directors
	Michael H. Thaman	For	For	Board of Directors
2.	To ratifiy the selection of
PriceWaterhouseCoopers LLP
as our independent registered public
	accounting firm for 2013.	For	For	Audit Committee of
Board of Directors
3.	To approve the Employee Stock
	Purchase Plan.	For	For	Compensation
Committee of
Board of Directors

4.	To approve named executive officer
	compensation.	For	For	Compensation
Committee of
Board of Directors

5.	To approve, on an advisory basis,
	named executive officer compensation.	For	For	Board of Directors

Name of Security:       South Jersey Industries, Inc.

Ticker:	SJI	Cusip or Sedol Number:	838518108
		Meeting Type:	Annual
Rec. Date:	02/19/13	Meeting Date:	04/19/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Election of ten director nominees	For	For All	Governance Committee of
			Nominees	Board of Directors
2.	To approve the nonbinding advisory
	vote on executive compensation.	For	For	Compensation Committee
of Board of Directors
3.	To ratify appointment of Deloitte & Touche LLP
as independent registered public accounting
	firm for 2013.	For	For	Audit Committee
of Board of Directors

Name of Security: Algonquin Power & Utilities Corp.

Ticker:	AQN.TO	Cusip or Sedol Number:	015857105
		Meeting Type:	Annual
Rec. Date:	03/06/13	Meeting Date:	04/23/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Appointment of Ernst & Young LLP, Chartered
Accountants, as auditors of the Corporation
and authorize directors of Corporation to
	fix remuneration of auditors	For	For	Audit Committee
of Board of Directors
2.l	Election of director Christopher Ball	For	For	Board of Directors
2.2	Election of director Christopher Huskilson	For	For	Board of Directors
2.3	Election of director Christopher Jarratt	For	For	Board of Directors
2.4	Election of director Kenneth Moore	For	For	Board of Directors
2.5	Election of director Ian Robertson	For	For	Board of Directors
2.6	Election of director George Steeves	For	For	Board of Directors
3.	Approving unallocated options under the
	Corporation’s stock option plan	For	For	Board of Directors
4.	Approving the continuance, amendment and
restatement of Corporation’s shareholder
	rights plan	For	For	Board of Directors
5.	Approving the issuance of commons shares
and securities convertible into common shares
	to Emera from time to time	For	For	Board of Directors
6.	The advisory resolution set forth in Schedule “F”
of Circular to accept the approach to executive
	compensation disclosed in Circular	For	For	Board of Directors
7.	Amendments or variation to the matters
in meeting notice and other business at the
	discretion of the proxyholder	Abstain	For	Board of Directors

Name of Security: Algonquin Power & Utilities Corp.

Ticker:	AQUNF	Cusip or Sedol Number:	015857105
		Meeting Type:	Annual
Rec. Date:	03/06/13	Meeting Date:	04/23/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Appointment of Ernst & Young LLP, Chartered
Accountants, as auditors of the Corporation
and authorize directors of Corporation to
	fix remuneration of auditors	For	For	Audit Committee
of Board of Directors
2.l	Election of director Christopher Ball	For	For	Board of Directors
2.2	Election of director Christopher Huskilson	For	For	Board of Directors
2.3	Election of director Christopher Jarratt	For	For	Board of Directors
2.4	Election of director Kenneth Moore	For	For	Board of Directors
2.5	Election of director Ian Robertson	For	For	Board of Directors
2.6	Election of director George Steeves	For	For	Board of Directors
3.	Approving unallocated options under the
	Corporation’s stock option plan	For	Against	Board of Directors
4.	Approving the continuance, amendment and
restatement of Corporation’s shareholder
	rights plan	For	For	Board of Directors
5.	Approving the issuance of commons shares
and securities convertible into common shares
	to Emera from time to time	For	For	Board of Directors
6.	The advisory resolution set forth in Schedule “F”
of Circular to accept the approach to executive
	compensation disclosed in Circular	For	Against	Board of Directors

Name of Security:       EDP Renovaveis, SA, Oviedo

Ticker:	EDPR.LS	Cusip or Sedol Number:	E3847K101
		Meeting Type:	Ordinary General
Rec. Date:	04/16/13	Meeting Date:	04/23/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Review and approval of individual annual
accounts of EDP Renovaveis, SA for
	the fiscal year ended on December 31, 2012	For	For	Board of Directors
2.	Review and approval of the proposed
application of results and distribution of dividends
	for the fiscal year ended December 31, 2012	For	For	Board of Directors
3.	Review and approval of Individual
Management Report of EDP Renovaveis, SA
the Consolidated Management Report, and
the Corporate Governance Report, for the
	fiscal year ended December 31, 2012	For	For	Board of Directors
4.	Review and approval of the management
conducted by the Board of Directors during
	the fiscal year ended December 31, 2012	For	For	Board of Directors
5.1	Ratification of appointment of Member of Board
	Mr. Joao Manuel Verissimo Marques da Cruz	For	None	Board of Directors
5.2	Ratification of appointment of Member of Board
	Mr. Antonio do Pranto Nogueira Leite	For	Abstain	Board of Directors
5.3	Ratification of appointment of Member of Board
	Mr. Acacio Jaime Liberado Mota Piloto	For	Abstain	Board of Directors
5.4	Ratification of appointment of Member of Board
	Mr. Jose Ferreire Machado	For	Abstain	Board of Directors
6.	Amendment of Article 27.3 to reduce number of
Executive Committee members to minimum of
	four and maximum of seven	For	For	Board of Directors
7.	Approval of Remuneration Policy of managers	For	For	Nominations and
Remunerations Cmte
8.	Re-election as auditors of EDP Renovaveis, SA
	of KPMG AUDITORES for the year 2013	For	For	Board of Directors
9.	Delegation of powers to the formalization
and implementation of all resolutions adopted
at the General Shareholders Meeting in order to
	obtain appropriate registrations	For	For	Board of Directors

Name of Security:       Enel Green Power S.p.A.

Ticker:	EGPW.MI	Cusip or Sedol Number:	T3679C106
		Meeting Type:	Mix
Rec. Date:	04/15/13	Meeting Date:	04/24/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Financial statements at 31/12/2012. Board of
directors, board of auditors and independent
	auditors report.	For	For	Board of Directors
2.	Destination of profit	For	For	Board of Directors
3.	Determination of directors number	For	For	Board of Directors
4.	Determination of directors duration	For	For	Shareholder:
Enel S.p.A
5.1	Appointment of board of directors:
	List presented by Enel S.p.A	Against	For	Shareholder:
Enel S.p.A
5.2	Appointment of board of directors:
List presented by Fondazione E.N.P.A.M.
	and Cassa Nazionale Previdenza e Assistenza	Against	Clear	Shareholders:
E.N.P.A.M.and
Inarcassa
6.	Appointment of board of directors chairman	For	For	Shareholder:
Enel S.p.A.
7.	Determination of board of directors emoluments	For	Abstain	Shareholder:
Enel S.p.A
8.	Report concerning remuneration policies	For	Abstain	Board of Directors
E.1	Amendment of article 12.2 of the bylaws	For	Abstain	Board of Directors

Name of Security: Hyflux Ltd, Singapore

Ticker:	600.SI	Cusip or Sedol Number:	Y3817K105
		Meeting Type:	Annual General Meeting
Rec. Date:	04/11/13	Meeting Date:	04/25/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	To receive and adopt Director’s Report and
the Audited Accounts for the year ended
31 December 2012 together with the
	Auditors’ Report thereon	For	For	Board of Directors
2.	To declare a final dividend of 2.5 Singapore
cents per ordinary share for the year ended
	31 December 2012	For	For	Board of Directors
3.	To re-elect Mr. Lee Joo Hai
who retires in accordance with Article 89 of the
Company’s Articles of Association and who,
	being eligible, offers himself for re-election	For	For	Board of Directors
4.	To re-elect Mr. Gay Chee Cheong
who retires in accordance with Article 89 of the
Company’s Articles of Association and who,
	being eligible, offers himself for re-election	For	For	Board of Directors
5.	To approve the payment of Directors’ fees
	of SGD 550,000 for the year ended 31 Dec 2012	For	Abstain	Board of Directors
6.	To re-appoint Messrs KPMG LLP as
external auditors and to authorize the
	Directors to fix their remuneration	For	For	Board of Directors
7.	That the Directors be authorized and empowered
to issue shares in the Company, and/or make or
grant offers, agreements or options that might or
would require shares to be issued, issue shares in
pursuance of any Instruments made or granted by
	the Directors while this Resolution was in force	For	For	Board of Directors
8.	That authority be and is hereby given to Directors
to allot and issue preference shares, and/or make
or grant offers, agreements or options that might
	or would require preference shares at any time	For	Abstain	Board of Directors
9.	That the Directors be authorized and empowered
to offer, grant, allot and issue options in
accordance with the Hyflux Employees’ Share
Option Scheme of 2011 and to issue
from time to time such number of shares in the
capital of the Company as may be required to be
issued pursuant to the exercise of options granted
	by the Company under the 2011 and 2001 Schemes	For	For	Board of Directors
10.	That the Directors of the Company be and are
hereby authorized to make purchases of issued
and fully-paid ordinary shares in the capital
	of the Company from time to time	For	For	Board of Directors

Name of Security:  Schneider Electric SA

Ticker:	SU.PA	Cusip or Sedol Number:	F86921107001
		Meeting Type:	Mix
Rec. Date:	04/19/13	Meeting Date:	04/25/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

0.1	Approval of corporate financial
	statements for the financial year 2012	For	For	Management Board
0.2	Approval of consolidated financial
	statements for the financial year 2012	For	For	Management Board
0.3	Allocation of income for the financial year
	and setting the dividend	For	For	Management Board
0.4	Approval of regulated agreements entered
in during financial year 2012 regarding
supplemental defined benefit pension plan
applicable to Executive Board members
	and Supervisory Board Chairman	For	For	Management Board
0.5	Approval of amendment to the compensation
plan payable to Mr. Jean-Pascal Tricoire in case
	of termination of his duties	For	Abstain	Management Board
0.6	Renewal of term of Mr. Gerard de La Martiniere
	as Supervisory Board member	For	For	Management Board
0.7	Authorization granted to the Executive Board to
purchase shares of the Company- Maximum purchase
	price is Euros 75.00 per share	For	For	Management Board
E.8	Changing the mode of administration and
management of the Company by establishing
	a Board of Directors	For	For	Management Board
E.9	Continuation of (i) the 22nd resolution adopted
by the Extraordinary General Meeting held on
	April 21, 2011	For	For	Management Board
E.10	Delegation of authority granted to Board to
increase share capital by issuing ordinary shares
	or any securities giving access to capital	For	For	Management Board
E.11	Delegation of authority granted to Board to
increase share capital by incorporation of
reserves, profits, premiums or other amounts
	which may be capitalized	For	For	Management Board
E.12	Delegation of authority granted to Board to
increase share capital by issuing shares or
	securities through a public offer	For	For	Management Board
E.13	Delegation of authority granted to Board to
increase the initial insurance amount with or
without shareholders’ preferential subscription
	rights	For	Abstain	Management Board

E.14	Delegation of powers granted to Board to
increase share capital within the limit of
	9.9% of share capital	For	For	Management Board
E.15	Delegation of authority granted to Board to decide to increase share capital by issuing ordinary shares or any securities within the limit of nominal amount of Euros 110 million	For	For	Management Board
E.16	Authorization granted to Board to carry out free allocation of shares to corporate officers and Company employees	For	Against	Management Board
E.17	Authorization granted to Board to grant share subscription or purchase options to corporate officers and Company employees	For	Against	Management Board
E.18	Delegation of authority granted to Board to carry out capital increases reserved for members of the Company Savings Plan	For	For	Management Board
E.19	Authorization granted to Board to carry out capital increases reserved for a class of beneficiaries: employees of foreign companies of the Group	For	For	Management Board
E.20	Authorization granted to Board to cancel Company shares repurchased under the conditions established by the General Meeting up to 10% of share capital	For	For	Management Board
0.21	Appointment of Mr. Jean-Pascal Tricoire as Board member	For	For	Management Board
0.22	Appointment of Mr. Henri Lachmann as Board member	For	For	Management Board
0.23	Appointment of Mr. Leo Apotheker as Board member	For	For	Management Board
0.24	Appointment of Ms. Betsy Atkins as Board member	For	For	Management Board
0.25	Appointment of Mr. Gerard de La Martiniere as Board member	For	For	Management Board
0.26	Appointment of Mr. Xavier Fontanet as Board member	For	For	Management Board
0.27	Appointment of Mr. Noel Forgeard as Board member	For	For	Management Board
0.28	Appointment of Mr. Antoine Gosset-Grainville as Board member	For	For	Management Board
0.29	Appointment of Mr. Willy R. Kissling as Board member	For	For	Management Board
0.30	Appointment of Ms. Cathy Kopp as Board member	For	For	Management Board
0.31	Appointment of Ms. Dominque Senequier as Board member	For	For	Management Board
0.32	Appointment of Mr. G. Richard Thoman as Board member	For	For	Management Board
0.33	Appointment of Mr. Serge Weinberg as Board member	For	For	Management Board

0.34	Appointment of Mr. Claude Briquet
	as Board member representing employee shareholders	For	Abstain	Supevisory Board
0.35	Appointment of Ms. Magali Herbaut as Board member representing employee shareholders	For	For	Supervisory Board
0.36	Appointment of Mr. Thierry Jacquet as Board member representing employee shareholders	For	Abstain	Supervisory Board
0.37	Appointment of Mr. Jean-Michel Vedrine as Board member representing employee shareholders	For	Abstain	Supervisory Board
0.38	Setting the amount of attendance allowances allocated to Board of Directors	For	For	Management Board
0.39	Powers to carry out all legal formalities	For	For	Management Board

Name of Security:       Koninklijke Philips Electronics N.V.

Ticker:	PHG	Cusip or Sedol Number:	500472303
		Meeting Type:	Annual
Rec. Date:	04/05/13	Meeting Date:	05/03/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:
2A.	Proposal to adopt the 2012 financial statements	For	For	Board of Management
2C.	Proposal to adopt a dividend of EUR 0.75 per
common share, at the option of the shareholder,
against the net income for 2012 and retained
	earnings of the Company	For	For	Board of Management
2D.	Proposal to discharge the members of Board of
	Management for their responsibilities	For	For	Board of Management
2E.	Proposal to discharge the members of Supervisory
	Board for their responsibilities	For	For	Board of Management
3A.	Proposal to re-appoint Ms. C.A. Poon as a
member of the Supervisory Board of the
	Compay with effect from May 3, 2013	For	For	Supervisory Board
3B.	Proposal to re-appoint Mr. J.J. Schiro as a
member of the Supervisory Board of the
	Company with effect from May 3, 2013	For	For	Supervisory Board
3C.	Proposal to re-appoint Mr. J. Van Der Veer as a
member of the Supervisory Board of the
	Company with effect from May 3, 2013	For	For	Supervisory Board
4A.	Proposal to amend the long-term incentive plan
	for Board of Management	For	Abstain	Supervisory Board
4B.	Proposal to adopt the accelerate: Grant
	for Board of Management	For	Abstain	Supervisory Board
5.	Proposal to amend the Articles of Association
to change the name of the company to
	Koninklijke Philips N.V.	For	For	Board of Management
6A.	Proposal to authorize the Board of Management
for a period of 18 months, per May 3, 2013,
as the body which is authorized, with the
approval of the Supervisory Board, to
issue shares or grant rights to acquire
shares within the limits laid down in the
	Articles of Association of the Company	For	For	Board of Management
6B.	Proposal to authorize the Board of Management
for a period of 18 months, per May 3, 2013,
as the body which is authorized, with the
approval of the Supervisory Board, to
restrict or exclude the pre-emption rights
	accruing to shareholders	For	Abstain	Board of Management
7.	Proposal to authorize the Board of Management
for a period of 18 months, per May 3, 2013,
within the limits of the law and the Articles
of Association, to acquire, with the approval of the
Supervisory Board, shares in the

Company pursuant to and subject to the
	limitations set forth in the agenda attached hereto	For	For	Board of Management
8.	Proposal to cancel common shares in the
share capital of the company held or to be
	acquired by the Company	For	For	Board of Management

Name of Security:  Hafslund ASA, OSLO

Ticker:	HNA.OL	Cusip or Sedol Number:	R28315126
		Meeting Type:	Annual General
Rec. Date:	02/08/13	Meeting Date:	05/07/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

3.	Approval of notice of meeting and agenda	For	For	Board of Directors
6.	Resolution on the 2012 Annual Financial
	statements	For	For	Board of Directors
7.	Grant of power of attorney to the Board
	for acquisition of company’s own shares	For	For	Board of Directors
8.	The Board’s statement on
establishment of salaries and other
	remuneration for executive employees	For	Abstain	Board of Directors
10.a	Re-election of Odd Hakon Hoelsaeter	For	For	Nomination Committee
10.b	Election of Board member: New
	member Per Langer	For	For	Nomination Committee
11.	Establishment of remuneration of
	Board members and deputy members	For	Abstain	Nomination Committee
12.	Amendments to the “Guidelines for the
	Nomination Committee”	For	Abstain	Nomination Committee
13.	Election of members to Nomination
Committee, and chairman of the
	Nomination Committee	For	Abstain	Nomination Committee
13.a	Re-election of Kjell Viland	For	For	Nomination Committee
14.	Establishment of remuneration of
	members of Nomination Committee	For	Against	Board of Directors
15.	Approval of auditor’s remuneration	For	For	Board of Directors

Name of Security:       Ormat Technologies, Inc.

Ticker:	ORA	Cusip or Sedol Number:	686688102
		Meeting Type:	Annual
Rec. Date:	03/18/13	Meeting Date:	05/07/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1A	Election of director:
	Gillon Beck	For	Abstain	Board of Directors
1B	Election of director:
	Dan Falk	For	Abstain	Board of Directors
2.	To ratify selection of PricewaterhouseCoopers LLP
as independent auditors of the company for its
	fiscal year ending December 31, 2013	For	For	Audit Committee &
Board of Directors

Name of Security:       Xylem Inc.

Ticker:	XYL	Cusip or Sedol Number:	98419M100
		Meeting Type:	Annual
Rec. Date:	03/13/13	Meeting Date:	05/07/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1A.	Election of Director: Curtis J. Crawford	For	For	Board of Directors
1B.	Election of Director: Robert F. Friel	For	For	Board of Directors
1C.	Election of Director: Surya N. Mohapatra	For	For	Board of Directors
2.	Ratification of the appointment of
Deloitte & Touche LLP as our independent
	registered public accounting firm for 2013.	For	For	Audit Committee
3.	To approve, in a non-binding vote, the
compensation of our named executive
	officers.	For	For	Board of Directors
4.	To vote on a management proposal to
declassify the board of directors starting
	in 2016.	For	Abstain	Board of Directors
5.	To vote on a shareowner proposal to
	allow shareowners to call a Special Meeting.	Against	For	Shareholder

Name of Security:       WaterFurnace Renewable Energy Inc.

Ticker:	WFI.TO	Cusip or Sedol Number:	9415EQ108
		Meeting Type:	Mix
Rec. Date:	04/05/13	Meeting Date:	05/09/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Number of Directors:
	To fix the number of Directors at five (5)	For	For	Board of Directors
2.1	Election of Director:
	Thomas F. Huntington	For	For	Board of Directors
2.2	Election of Director:
	Timothy E. Shields	For	For	Board of Directors
2.3	Election of Director:
	Thomas C. Dawson	For	For	Board of Directors
2.4	Election of Director:
	David Day	For	For	Board of Directors
2.5	Election of Director:
	Charles R. Diltz	For	For	Board of Directors
3.	Appointment of Auditors:
Appointment of Grant Thornton LLP,
Chartered Accountants, as Auditors
of the Corporation for the ensuing year
and authorizing the Directors
	to fix their remuneration	For	For	Board of Directors

Name of Security:       American Water Works Company, Inc.

Ticker:	AWK	Cusip or Sedol Number:	030420103
		Meeting Type:	Annual
Rec. Date:	03/18/13	Meeting Date:	05/13/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1A.	Election of Director: Stephen P. Adik	For	For	Board of Directors
1B.	Election of Director: Martha Clark Goss	For	For	Board of Directors
1C.	Election of Director: Julie A. Dobson	For	For	Board of Directors
1D.	Election of Director: Paul J. Evanson	For	For	Board of Directors
1E.	Election of Director: Richard R. Grigg	For	For	Board of Directors
1F.	Election of Director: Julia L. Johnson	For	For	Board of Directors
1G.	Election of Director: George MacKenzie	For	For	Board of Directors
1H.	Election of Director: William J. Marrazzo	For	For	Board of Directors
1I.	Election of Director: Jeffry E. Sterba	For	For	Board of Directors
2.	Ratification of the appointment of
PricewaterhouseCoopers LLP
as our independent registered public
accounting firm for fiscal year ended
	December 31, 2013.	For	For	Audit Committee of
Board of Directors
3.	Advisory vote to approve our
	executive compensation.	For	Abstain	Board of Directors

Name of Security:       Innergex Renewable Energy Inc.

Ticker:	INE.TO	Cusip or Sedol Number:	45790B104
		Meeting Type:	Mix
Rec. Date:	03/28/13	Meeting Date:	05/14/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.1	Election of Director: William A. Lambert	For	For	Board of Directors
1.2	Election of Director: John A. Hanna	For	For	Board of Directors
1.3	Election of Director: Jean La Couture	For	For	Board of Directors
1.4	Election of Director: Michel Letellier	For	For	Board of Directors
1.5	Election of Director: Daniel L. Lafrance	For	For	Board of Directors
1.6	Election of Director: Lise Lachapelle	For	For	Board of Directors
1.7	Election of Director: Richard Laflamme	For	For	Board of Directors
2.	The appointment of Deloitte, s.e.n.c.r.l.
as auditor of the Corporation and
authorizing the Directors to fix
	its remuneration	For	For	Board of Directors
3.	To adopt a resolution to amend the
Corporation’s General By-Laws by the
addition of new By-Law No. 5-Advance
	Notice By-Law	For	For	Board of Directors
4.	To adopt a special resolution to reduce the
stated capital account maintained in
respect of the common shares of the
	Corporation	For	For	Board of Directors

Name of Security:  Veolia Environnement

Ticker:	VE	Cusip or Sedol Number:	92334N103
		Meeting Type:	Annual
Rec. Date:	04/04/13	Meeting Date:	05/14/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

01	Approval of parent company financial
	statements for the fiscal year 2012.	For	For	Board of Directors
02	Approval of consolidated financial
	statements for the fiscall year 2012.	For	For	Board of Directors
03	Approval of the expenses and charges referred
	to in Article 39-4 of general tax code.	For	For	Board of Directors
04	Approval of results for fiscal year 2012 and
	payment date of the dividend.	For	For	Board of Directors
05	Option to receive payment of the dividend in shares.	For	For	Board of Directors
06	Approval of related-party agreements that are
subject to Article L.225-38 and L.225-240 to
	L.225-42 of the commercial code.	For	Abstain	Board of Directors
07	Approval of related-party agreements that is
subject to Article L.225-42-1of the commercial
	code entered into with Antoine Frerot.	For	Abstain	Board of Directors
08	Renewal of the term of office of a director.	For	For	Board of Directors
09	Renewal of the term of office of a director.	For	For	Board of Directors
010	Ratification of appointment of a director and
	renewal of the term of office of a director.	For	For	Board of Directors
011	Renewal of the appointment of a principal
	statutory auditor.	For	For	Board of Directors
012	Appointment of a deputy statutory auditor.	For	For	Board of Directors
013	Authorization to be given to the Board of Directors
	to deal in the company’s shares.	For	For	Board of Directors
E14	Delegation of authority to the Board of Directors
to increase the authorized share capital by issue
of shares or securities, and reserved for
members of company savings plans, with
	cancellation of preferential subscription rights.	For	For	Board of Directors
E15	Delegation of authority to the Board of Directors
to increase the authorized share capital by issue
of shares reserved for categories of persons,
	with cancellation of preferential subscription rights.	For	For	Board of Directors
E16	Amendment of the Articles of Association relating
	to the functions of the vice-chairman.	For	For	Board of Directors

Name of Security:      ITC Holdings Corp.

Ticker:	ITC	Cusip or Sedol Number:	465685105
		Meeting Type:	Annual
Rec. Date:	03/27/13	Meeting Date:	05/15/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Director Nominees:
	Christopher H. Franklin	For	For	Board of Directors
	Edward G. Jepsen	For	For	Board of Directors
	William J. Museler	For	For	Board of Directors
	Hazel R. O’Leary	For	For	Board of Directors
	Thomas G. Stephens	For	For	Board of Directors
	G. Bennett Stewart III	For	For	Board of Directors
	Lee C. Stewart	For	For	Board of Directors
	J.C. Watts, Jr.	For	For	Board of Directors
	Joseph L. Welch	For	For	Board of Directors
2.	To approve, by non-binding vote,
	executive compensation.	For	For	Compensation
Committee
3.	Ratification of appointment of
Deloitte & Touche LLP as independent
	registered public accountants for 2013.	For	For	Audit and Finance
Committee of
Board of Directors
4.	Shareholder proposal regarding majority voting,
in the case of uncontested director elections,
	if properly presented at the meeting.	Against	Abstain	Security Holder

Name of Security:  Elecnor SA, Madrid

Ticker:	ENO.MC	Cusip or Sedol Number:	E39152181
		Meeting Type:	Ordinary General
Rec. Date:	05/16/13	Meeting Date:	05/21/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Review and approve the Annual Accounts
and Management Report of the Company
and its consolidated group, with
	reference to fiscal year 2012	For	For	Board of Directors
2.	Approve the proposed application of
	2012 profits	For	For	Board of Directors
3.	Approve the management of the Board of
	Directors for fiscal year 2012	For	For	Board of Directors
4.	Reappointment of a Director	For	For	Board of Directors
5.	Reappointment or appointment of Auditors
of the Company and its Consolidated Group
	for the fiscal year 2013	For	For	Board of Directors
6.	Grant to the Board of Directors authority to
	issue fixed income securities	For	For	Board of Directors
7.	Vote the annual report on the Board
	remuneration policy	For	For	Board of Directors
8.	Delegate powers for the execution of the
resolutions adopted and to file the Annual
Accounts and relevant resolutions with the
	Registrar of Companies	For	For	Board of Directors
9.	Any other business	Abstain	For	Board of Directors
10.	Write up the minutes of the proceedings	For	For	Board of Directors

Name of Security:      Northland Power Inc.

Ticker:	NPI.TO	Cusip or Sedol Number:	666511100
		Meeting Type:	Annual
Rec. Date:	04/18/13	Meeting Date:	05/23/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Electing James C. Temerty as a Director	For	For	Board of Directors
2.	Electing Pierre R. Gloutney as a Director	For	For	Board of Directors
3.	Electing Rt. Hon. John N. Turner, Q.C. as a Director	For	For	Board of Directors
4.	Electing Marie Bountrogianni as a Director	For	For	Board of Directors
5.	Electing V. Peter Harder as a Director	For	For	Board of Directors
6.	Electing Linda L. Bertoldi as a Director	For	For	Board of Directors
7.	Electing Sean Durfy as a Director	For	For	Board of Directors
8.	Re-appointment of Ernst & Young LLP
	as auditors of the Corporation	For	For	Board of Directors

Name of Security: Acciona SA

Ticker:	ANA.MC	Cusip or Sedol Number:	E0008Z109
		Meeting Type:	Ordinary General
Rec. Date:	05/29/13	Meeting Date:	06/05/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Review and approval of annual financial
statements of the company and its
	consolidated group	For	For	Board of Directors
2.	Review and approval of the management
	report	For	For	Board of Directors
3.	Income allocation	For	For	Board of Directors
4.	Re-election of auditors	For	For	Board of Directors
5.1	Amendment art. 31	For	For	Board of Directors
5.2	Approval of board remuneration	For	For	Board of Directors
6.1	Re-election of Consuelo Crespo as board member	For	For	Board of Directors
6.2	Re-election of Carlos Espinosa as board member	For	For	Board of Directors
6.3	Appointment of JC Garay as board member	For	For	Board of Directors
7.1	Approval of giving shares and rights to the
	board as a part of their remuneration	For	For	Board of Directors
7.2	Extension of the time to deliver shares and
	options in 2014	For	Abstain	Board of Directors
8.	Approval of the memory for sustainability	For	For	Board of Directors
9.	Consultative report on the renumeration
	policy of the board members	For	For	Board of Directors
10.	Delegation of powers	For	For	Board of Directors

Name of Security:       Kyocera Corporation

Ticker:	KYO	Cusip or Sedol Number:	501556203
		Meeting Type:	Annual
Rec. Date:	03/28/13	Meeting Date:	06/26/13

Agenda Item Description

Proxy Item Proposals:		Mgt Rec.:	How Voted:	Initiated By:

1.	Appropriation of surplus.	None	For	Issuer
2.	Partial amendments to the Articles of
	Incorporation.	None	For	Issuer
3A.	Election of Tetsuo Kuba as a Director.	None	For	Issuer
3B.	Election of Tatsumi Maeda as a Director.	None	For	Issuer
3C.	Election of Goro Yamaguchi as a Director.	None	For	Issuer
3D.	Election of Katsumi Komaguchi as a Director.	None	For	Issuer
3E.	Election of Yasuyuki Yamamoto as a Director.	None	For	Issuer
3F.	Election of Ken Ishii as a Director.	None	For	Issuer
3G.	Election of Yoshihito Ohta as a Director.	None	For	Issuer
3H.	Election of Shoichi Aoki as a Director.	None	For	Issuer
3I.	Election of John S. Gilbertson as a Director.	None	For	Issuer
3J.	Election of John S. Rigby as a Director.	None	For	Issuer
3K.	Election of Hiroshi Fure a Director.	None	For	Issuer
3L.	Election of Yoji Date as a Director.	None	For	Issuer
3M.	Election of Tadashi Onodera as a Director.	None	For	Issuer
4A.	Election of Kouji Mae as an audit &
	supervisory board member.	None	For	Issuer
4B.	Election of Yasunari Koyano as an audit &
	supervisory board member.	None	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ David J. Schoenwald
David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	July 12, 2013

*Print the name and title of each signing officer under his or her signature.